Gain (Loss) on Sales and Write-Down of Vessels (Details)	1 Months Ended	12 Months Ended
	Oct. 31, 2019 USD ($)	Dec. 31, 2021 USD ($) vessel	Dec. 31, 2020 USD ($) vessel	Dec. 31, 2019 USD ($) vessel
Property, Plant and Equipment [Line Items]
Proceeds from sales of vessels (note 19b)	$ 11,500,000	$ 0	$ 0	$ 11,515,000
Gain (Loss) on Sale of Assets and Asset Impairment Charges		0	(51,000,000)	13,564,000
Partnership recognized a loss				(14,300,000)
Assets Held-for-sale, Not Part of Disposal Group		9,813,000	$ 0
LPG Carriers [Member]
Property, Plant and Equipment [Line Items]
Number of vessels | vessel			7
Asset Impairment Charges		0	$ (51,000,000)	$ 0
Alexander Spirit [Member]
Property, Plant and Equipment [Line Items]
Number of vessels | vessel				1
Asset Impairment Charges		$ 0	0	$ (785,000)
Liquefied Petroleum Gas Segment
Property, Plant and Equipment [Line Items]
Number of vessels | vessel		28
Gain (Loss) on Sale of Assets and Asset Impairment Charges			(51,000,000)	0
Liquefied natural gas segment
Property, Plant and Equipment [Line Items]
Number of vessels | vessel		47
Gain (Loss) on Sale of Assets and Asset Impairment Charges			0	14,349,000
Partnership recognized a loss		$ 0	$ 0	$ (14,349,000)
Conventional Tankers Segment
Property, Plant and Equipment [Line Items]
Number of vessels | vessel				2
Gain (Loss) on Sale of Assets and Asset Impairment Charges				$ (785,000)
LNG Carriers [Member]
Property, Plant and Equipment [Line Items]
Number of vessels | vessel				2
LPG Carriers [Member]
Property, Plant and Equipment [Line Items]
Proceeds from sales of vessels (note 19b)		$ 10,000,000
Number of vessels | vessel		7